Geographic information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 0	$ 3,134,250	$ 136,566
International
Revenue	0	3,134,250	0
Other
Revenue	$ 0	$ 0	$ 136,566